Events after the reporting period (Details)		12 Months Ended
	Aug. 01, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Advanced Delivery of Mining Hardware [Abstract]
Mining hardware prepayments		$ 158,184,000	$ 75,129,000	$ 0
Operating capacity hash rate		6.0
Cash on hand utilized for mining assets		$ 210,593,000	$ 73,815,000	$ 0
Remaining mining hardware prepayments		$ 83,340,000
First Two Purchase Agreement with Bitmain [Member]
Advanced Delivery of Mining Hardware [Abstract]
Operating capacity hash rate		4.3
Third Purchase Agreement with Bitmain [Member]
Advanced Delivery of Mining Hardware [Abstract]
Operating capacity hash rate		10
Subsequent Events [Member] | Third Purchase Agreement with Bitmain [Member]
Advanced Delivery of Mining Hardware [Abstract]
Operating capacity hash rate	6.0
Additional operating capacity hash rate	1.7
Mining Hardware [Member]
Advanced Delivery of Mining Hardware [Abstract]
Mining hardware prepayments		$ 158,184,000
Operating capacity hash rate		4.3
Prepayments balance relates to operating capacity		$ 30,127,000
Amount of prepayments utilized		46,006,000
Cash amount of prepayments		46,670,000
Cash on hand utilized for mining assets		5,900,000
Remaining mining hardware prepayments		$ 83,340,000
Mining Hardware [Member] | First Two Purchase Agreement with Bitmain [Member]
Advanced Delivery of Mining Hardware [Abstract]
Operating capacity hash rate		4.3
Mining Hardware [Member] | Third Purchase Agreement with Bitmain [Member]
Advanced Delivery of Mining Hardware [Abstract]
Operating capacity hash rate		10
Mining Hardware [Member] | Subsequent Events [Member]
Advanced Delivery of Mining Hardware [Abstract]
Operating capacity hash rate	6.0
Cash on hand utilized for mining assets	$ 5,869,000
Remaining mining hardware prepayments	$ 82,051,000
Mining Hardware [Member] | Subsequent Events [Member] | Third Purchase Agreement with Bitmain [Member]
Advanced Delivery of Mining Hardware [Abstract]
Operating capacity hash rate	6.0
Additional operating capacity hash rate	1.7